Goodwill and Other Intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill	$ 112,739	$ 72,334
Finite-Lived Intangible Assets, Gross	6,249
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	1,234
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,149
Finite-Lived Intangible Assets, Amortization Expense, Year Three	869
Finite-Lived Intangible Assets, Amortization Expense, Year Four	629
Finite-Lived Intangible Assets, Amortization Expense, Year Five	521
Finite-Lived Intangible Assets, Accumulated Amortization	578
Indefinite-lived Intangible Assets (Excluding Goodwill)	1,300
Intangible Assets, Gross (Excluding Goodwill)	7,549
Other Intangible Assets, Net	6,971	0
Intangible Assets, Net (Including Goodwill)	119,710	72,334
Goodwill, Acquired During Period	40,405
Indefinite-lived Intangible Assets Acquired	7,549
Acquired goodwill and intangibles	47,954
Amortization of intangibles	578	0	$ 0
Trade Names [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	0
Core Deposits [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 578	$ 0